SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2025
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
Schedule of condensed financial information of parent company balance sheets

	As of
	December 31,	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Assets:
Cash and cash equivalents	1,359,623	7,934,940	1,134,681
Prepaid expenses and other current assets	390,721	500,011	71,501
Amount due from subsidiaries and VIEs	910,228,376	324,658,501	46,425,548
Investments in subsidiaries and VIEs	6,286,783,144	7,503,918,049	1,073,046,009
Total assets	7,198,761,864	7,837,011,501	1,120,677,739

Liabilities:
Accrued expenses and other current liabilities	245,607,222	210,864	30,153
Total liabilities	245,607,222	210,864	30,153

Equity:
Common shares	206,793	206,793	29,571
Treasury stock	(509,643,763)	(967,773,090)	(138,389,711)
Additional paid-in capital	3,207,028,391	3,256,349,216	465,651,744
Retained earnings	4,174,511,191	5,484,293,291	784,243,511
Accumulated other comprehensive income	81,052,030	63,724,427	9,112,471
Total equity	6,953,154,642	7,836,800,637	1,120,647,586
Total liabilities and equity	7,198,761,864	7,837,011,501	1,120,677,739

Schedule of condensed financial information of parent company statements of comprehensive income (loss)

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
General and administrative expenses	(5,899,484)	(7,502,575)	(6,465,244)	(924,518)
Interest income (expense)	29,662	33,062	(2,449,776)	(350,313)
Equity in profit of subsidiaries and VIEs	1,190,497,730	1,547,501,724	1,473,467,244	210,703,014
Other income (expense), net	2,166,066	(126,446)	—	—
Net income	1,186,793,974	1,539,905,765	1,464,552,224	209,428,183
Other comprehensive income (loss)	5,878,060	11,575,379	(17,327,603)	(2,477,815)
Comprehensive income	1,192,672,034	1,551,481,144	1,447,224,621	206,950,368

Schedule of condensed financial information of parent company statement of cash flows

	December 31,	December 31,	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net cash (used in) provided by operating activities	(5,736,205)	(8,157,418)	247,024,682	35,324,059
Collection of amounts due from subsidiaries and VIEs	74,701,887	307,016,845	629,234,299	89,979,308
Net cash provided by investing activities	74,701,887	307,016,845	629,234,299	89,979,308
Contribution from shareholders	1,099,619	122,507	19,087,375	2,729,458
Repurchase of common shares	(24,872,828)	(182,204,126)	(733,975,533)	(104,957,105)
Dividend paid	(58,401,356)	(116,639,508)	(154,770,124)	(22,131,833)
Net cash used in financing activities	(82,174,565)	(298,721,127)	(869,658,282)	(124,359,480)
Effect of foreign exchange rate changes	131,100	18,968	(25,382)	(3,630)
Net (decrease) increase in cash and cash equivalents	(13,077,783)	157,268	6,575,317	940,257
Cash and cash equivalents, beginning of year	14,280,138	1,202,355	1,359,623	194,424
Cash and cash equivalents, end of year	1,202,355	1,359,623	7,934,940	1,134,681